CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	53,412,362	53,287,362	28,527,894
Common stock, shares outstanding	53,412,362	53,287,362	28,527,894
Preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares authorized		20,000,000	20,000,000
Preferred stock, shares issued		0	11,625,044
Preferred stock, shares outstanding		0	11,625,044